IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of impairment of assets [text block]

8) IMPAIRMENT OF ASSETS

As of December 31, 2020, the impairment assessment on goodwill performed by the Atento Group’s management indicated that the carrying amount of goodwill is recoverable. Such assessment was based on the calculation of the recoverable amount of goodwill through the calculation of the expected future cash flow from the cash-generating units to which goodwill is allocated.

The Atento Group carries out its goodwill impairment tests to all CGUs using the various cash-generating units’ five-year strategic plans and budgets. The three-year plan used as the basis for the impairment test was approved by the board of directors on the date of February 24, 2021.

Recoverable amount is based on value in use calculated using cash flow from projected results adjusted for amortization/depreciation, finance costs, and taxes, based on the last period, and using the expected growth rates obtained from studies published in the sector and assuming said growth to be constant from the fifth year. Estimated cash flow determined in this manner is discounted using the WACC applicable to that CGU. The discount rates used reflect the current assessment of specific market risks in each of the cash-generating units, considering the time value of money and individual country risks not included in the cash flow estimates. WACC takes both the cost of debt and capital into account. The latter is obtained based on the return expected by the shareholders of the Atento Group, while the former is obtained based on the Atento Group’s finance costs. In addition, the risks specific to each country were included in the WACC using corrective factors.

These tests are performed annually and whenever it is considered that the recoverable amount of goodwill may be impaired.

At December 31, 2020, the tests conducted did not identify any impairment in the value of goodwill, since the related recoverable amounts calculated using value in use were in all cases higher than the carrying amount of the related cash¬-generating units, even after sensitivities were applied to the variables used. At December 31, 2019, all CGUs, except Argentina, passed in the impairment tests with projections to support all assets. We wrote-off those assets in Argentina in 2019. In Argentina, with the deterioration of the economic situation, discount rates increased significantly, making discounted cash flow of the operations not enough to cover its asset base. The test resulted in an impairment of 30,909 thousand U.S. dollars in 2019.

The calculation of values in use for the CGUs is most sensitive to the revenues, EBITDA and discount rates assumptions.

The CGUs revenues projection has a variation based on management expectations growth plus inflation and the EBITDA margin has a variability range from +1.7p.p. to +4.8p.p.

The pre-¬tax discount rates, which factor in country and business risks, and the projected terminal growth rates were as follow:

	Discount rate
	Brazil	Mexico	Colombia	Peru	Chile	Argentina

December 2019	14.87%	15.82%	10.42%	11.82%	9.52%	92.14%
December 2020	16.47%	15.94%	12.58%	14.41%	13.92%	80.25%

	Terminal Growth rate
	Brazil	Mexico	Colombia	Peru	Chile	Argentina

December 2019	4.81%	5.47%	6.40%	7.11%	6.41%	30.29%
December 2020	4.31%	2.65%	6.29%	3.33%	3.88%	40.50%

The carrying amounts per CGUs were as follow:

Thousand U.S. dollars	Carrying Amount
	Brazil	Mexico	Colombia	Peru	Chile	Argentina

December 2019	275,231	99,070	33,824	69,214	36,654	36,442
December 2020	188,847	79,610	31,242	59,153	35,991	1,778

In the event of a 3% increase in the discount rate used to calculate the recoverable amount of the abovementioned CGUs in each country, with the other variables remaining unchanged, the recoverable amount would still be higher than the corresponding carrying amount. This sensitivity is on the reasonability of the management expectations. Management also considers that the appearance of potential competitors in the market in which the Atento Group operates could negatively affect the growth of its CGUs. As an additional sensitivity analysis, assuming that there is a fall in demand or an increase in costs and, as such, results before amortization/depreciation, finance cost and taxes margin (EBITDA margin) used for estimating cash flow were to keep constant for the five years in each country, with all other variables remaining unchanged, the recoverable amount from each cash¬ generating unit would continue to be higher than its corresponding carrying amount.

In addition to the above, specifically for certain CGU, the following assumptions were used:

Cash flow for Brazil, Mexico, Spain, Colombia, Peru Chile and Argentina CGUs were estimated based on growth projections considering the management expectation of the business performance, using predicted inflation levels taken from external sources.